Subsequent Events - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended				12 Months Ended
	Oct. 31, 2012	Sep. 29, 2012	Dec. 30, 2006	Oct. 31, 2012 11% Senior Subordinated Notes	Dec. 29, 2012 11% Senior Subordinated Notes	Sep. 29, 2012 11% Senior Subordinated Notes	Oct. 31, 2012 Subsequent Event	Oct. 31, 2012 Subsequent Event Minimum	Oct. 31, 2012 Subsequent Event Maximum	Oct. 31, 2012 Subsequent Event 11% Senior Subordinated Notes	Sep. 29, 2012 Subsequent Event 11% Senior Subordinated Notes
Subsequent Events [Line Items]
Stock sold in initial public offering	29,411,764						29,411,764
Stock sold, price per share	$ 16.00						$ 16.00
Proceeds from sale of stock	$ 444						$ 444
Amount of debt extinguished				455						455
Debt instrument, interest rate, stated percentage				11.00%	11.00%	11.00%					11.00%
Maturity date				Sep. 01, 2016	Sep. 01, 2016	Sep. 01, 2016					Sep. 15, 2016
Percentage of income tax used in income tax receivable agreement							85.00%
Expected payment related to income tax receivable agreement								$ 300	$ 350
Shares authorized for grant		9,297,750	7,071,337
Number of shares pursuant to incentive stock options		929,775